Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,500,000	160,843,194
Preferred stock, shares issued (in shares)	0	131,252,627
Shares Outstanding (in shares)	0	131,252,627
Preferred stock, aggregate liquidation preference		$ 696,415
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Warrants	$ 23,224	$ 0
Common Class A
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized (in shares)	570,000,000	237,435,191
Common stock, shares issued (in shares)	241,017,687	22,788,611
Common stock, shares outstanding (in shares)	241,017,687	22,788,611
Common Class B
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized (in shares)	30,000,000	22,977,599
Common stock, shares issued (in shares)	21,157,586	21,157,586
Common stock, shares outstanding (in shares)	21,157,586	21,157,586
Common Class C
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares authorized (in shares)	30,000,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0